Financial investments	12 Months Ended
Dec. 31, 2025
Financial Investments
Financial investments

8	Financial investments

(a)	Current

The Company has financial investments in CDB, with daily liquidity, which it does not intend to use in the next three months, as shown below:

	December 31, 2025	December 31, 2024
Banco BV	169	298
Banco Bradesco	1,118,026	1,442,159
Banco Santander S/A	3,699,510	1,194,678
Banco BTG Pactual S/A	2,132,826	226,819
Banco do Brasil S/A	97,709	7,020
Brazilian Federal Savings Bank	30,206	828,720
XP Investimentos	215,002	-
Banco Citibank	414,297	-
Total	7,707,745	3,699,694

As of December 31, 2025, the average yield of the financial investments corresponded to 99.6% of the CDI (101% as of December 31, 2024).

(b)	Noncurrent

In 2025, the Company fully redeemed investments totaling R$ 769 million as of December 31, 2024.

Accounting policy

The Company analyzes fluctuations in investment rates for certificates of deposit, along with information from regulatory bodies regarding the issuing financial institutions. The 12-month probabilities of default were based on historical data provided by credit rating agencies for each credit grade and were analyzed in terms of sensitivity based on current returns.

These deposits and financial investments are subject to an insignificant risk of changes in value.